Summary of Significant Accounting Policies - Schedule of Anti-dilutive Shares (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	4,420,108	2,881,113	1,928,626	1,266,619
Unvested restricted incentive shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	708,834	815,632	1,358,317	1,266,619
Incentive share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	3,711,274	2,065,481	570,309	0